SHARE CAPITAL AND RESERVES (Details Narrative)											1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 07, 2022 USD ($) shares	Mar. 03, 2022 USD ($) shares	Dec. 14, 2021 USD ($) shares	Sep. 07, 2021 USD ($) $ / shares shares	Sep. 03, 2021 USD ($) shares	Jun. 09, 2021 USD ($) shares	Mar. 03, 2021 USD ($) shares	Feb. 12, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($) shares $ / shares	Jan. 01, 2021 USD ($) shares $ / shares	May 18, 2022 USD ($) shares	Sep. 22, 2021 USD ($) shares	Mar. 22, 2021 USD ($) $ / shares shares	Jan. 29, 2021 USD ($) shares	Jan. 25, 2021 USD ($) shares	May 31, 2022 USD ($) shares	May 31, 2022 USD ($) $ / shares	May 31, 2021 USD ($)	Nov. 30, 2021 USD ($) shares $ / shares	Nov. 30, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Common stock issued for restricted share units vested, shares | shares		163,957			237,501		250,001
Common stock issued for restricted share units vested, value		$ 241,017			$ 349,127		$ 372,376
Number of restricted share units | shares		163,957			237,501		250,001
Fair value of rsu vested		$ 241,017			$ 349,127		$ 372,376
Gain on debt settlements																	$ 0	$ 898
Common shares issued in connection with direct offering, shares | shares													1,791,045
Share Price | $ / shares				$ 2.09									$ 3.35
Common shares issued in connection with direct offering, value													$ 6,000,000
Legal Fees													69,095
Agent fees													470,000
Filing fees													$ 15,950
Common stock issued | shares				437,365
Proceeds from issuance of common stock				$ 915,230
Stock issued for conversion of debt, Shares | shares																			270,000
Stock issued for conversion of debt, Value																			$ 405,000
Stock Option granted | shares																			1,072,450
Share-based compensation																	823,159	1,195,956
Unvested options cancelled | shares																321,735
Derivative liability																$ 0	0
Derivative gain																	$ 160,364
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			367,084
Proceeds from warrants exercised																			$ 440,501	$ 440,501
Number of warrants exercised | shares																			367,084
Warrants exercise price | $ / shares																			$ 1.20
Weighted average life																	3 years 2 months 12 days
Share Purchase Warrants 1 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			430,167
Proceeds from warrants exercised																			$ 752,793
Number of warrants exercised | shares																			430,167
Warrants exercise price | $ / shares																			$ 1.75
Fair value of warrants exercised | $ / shares																			$ 2,953
Share Purchase Warrants 2 [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			990,000
Proceeds from warrants exercised																			$ 1,861,200
Number of warrants exercised | shares																			990,000
Warrants exercise price | $ / shares																			$ 1.88
Fair value of warrants exercised | $ / shares																			$ 221,353
Cashless Warrants [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			121,319
Proceeds from warrants exercised																			$ 423,503
Number of warrants exercised | shares																			175,000
Fair value of warrants exercised | $ / shares																			$ 423,503
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Common stock issued | shares																			10,000
Proceeds from stock option exercised																			$ 19,000
Number of stock option exercised | shares																			10,000
Fair value of stock option exercised																			$ 19,561
Agents Warrants [Member]
IfrsStatementLineItems [Line Items]
Weighted average life																	3 years 25 days
Share Purchase Warrants 3 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares								$ 1.75
Warrants issued | shares								346,000
Share Purchase Warrants 4 [Member]
IfrsStatementLineItems [Line Items]
Warrants exercise price | $ / shares																	$ 1.75
Warrants issued | shares																			270,000
Restricted Share Units [Member]
IfrsStatementLineItems [Line Items]
Stock Option granted | shares																				1,000,001
Share-based compensation																	$ 41,052	505,928
Consultant [Member]
IfrsStatementLineItems [Line Items]
Common stock issued for services provided, shares | shares						39,894					114,194			17,907
Common stock issued for services provided, Value						$ 75,000					$ 67,500			$ 46,948
Common stock issued for settlement of accounts payable, Shares | shares															2,984
Common stock issued for settlement of accounts payable, Value															$ 6,953
Settlement of accounts payable															7,851
Gain on debt settlements															$ 898
Stock Option granted | shares									321,735
Fair value of stock option granted									$ 408,202
Exercise price | $ / shares									$ 1.90
Share-based compensation																	45,273	273,567
Creditor [Member]
IfrsStatementLineItems [Line Items]
Number of treasury shares transferred | shares								215,000
Value of treasury shares transferred								$ 479,450
Officer [Member]
IfrsStatementLineItems [Line Items]
Stock Option granted | shares										750,715
Fair value of stock option granted										$ 861,681
Exercise price | $ / shares										$ 1.90
Share-based compensation																	$ 124,232	$ 350,929
iGEMS [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares			212,500
Stock issued for acquisition, value			$ 233,750
D C U [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares	3,000,000
Stock issued for acquisition, value	$ 1,680,000
Indie Flix [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares | shares												499,996
Stock issued for acquisition, value												$ 799,994